UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main Street

Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main Street

Suite 9

Bedminster, NJ 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Air Freight & Logistics - 0.6%
Yamato Holdings Co., Ltd.	67,200	$1,075,234

Airlines - 0.1%
All Nippon Airways Co., Ltd.	84,000	237,493

Auto Components - 2.2%
Bridgestone Corp.(a)	67,200	1,525,840
Denso Corp.	67,200	2,263,959
Yokohama Rubber Co., Ltd./The	56,000	418,240
		4,208,039
Automobiles - 5.5%
Fuji Heavy Industries Ltd.	56,000	446,263
Honda Motor Co., Ltd.	131,600	4,525,782
Isuzu Motors Ltd.	84,000	444,511
Mazda Motor Corp.*	84,000	112,442
Mitsubishi Motors Corp.*	84,000	84,068
Nissan Motor Co., Ltd.	67,200	628,831
Suzuki Motor Corp.	67,200	1,362,747
Toyota Motor Corp.	67,200	2,681,779
		10,286,423
Beverages - 1.4%
Asahi Group Holdings Ltd.	67,200	1,436,727
Kirin Holdings Co., Ltd.	56,000	655,733
Sapporo Holdings Ltd.	56,000	179,346
Takara Holdings, Inc.	56,000	358,691
		2,630,497
Building Products - 1.6%
Asahi Glass Co., Ltd.	56,000	373,403
Daikin Industries Ltd.	67,200	1,869,679
Nippon Sheet Glass Co., Ltd.(a)	84,000	91,424
Nitto Boseki Co., Ltd.(a)	84,000	260,612
TOTO Ltd.	56,000	414,737
		3,009,855
Capital Markets - 0.4%
Daiwa Securities Group, Inc.	56,000	208,069
Matsui Securities Co., Ltd.	67,200	387,555
Nomura Holdings, Inc.	67,200	247,161
		842,785
Chemicals - 4.5%
Asahi Kasei Corp.	56,000	301,245
Denki Kagaku Kogyo KK	84,000	290,036
Kuraray Co., Ltd.	67,200	863,381
Mitsubishi Chemical Holdings Corp.	42,000	183,374
Mitsui Chemicals, Inc.	84,000	208,069
Nippon Kayaku Co., Ltd.	56,000	523,325
Nippon Soda Co., Ltd.	56,000	222,781
Nissan Chemical Industries Ltd.	67,200	650,689
Shin-Etsu Chemical Co., Ltd.	67,200	3,665,378
Showa Denko KK	84,000	161,831
Sumitomo Chemical Co., Ltd.	56,000	170,238
Teijin Ltd.	84,000	253,256
Tokai Carbon Co., Ltd.	56,000	243,798
Toray Industries, Inc.	56,000	379,008
Tosoh Corp.	84,000	225,934
Ube Industries Ltd.	84,000	193,357
		8,535,700
Commercial Banks - 1.4%
Aozora Bank Ltd.	56,000	132,408
Bank of Yokohama Ltd./The	56,000	262,713
Chiba Bank Ltd./The	56,000	334,172
Fukuoka Financial Group, Inc.	56,000	217,176
Mitsubishi UFJ Financial Group, Inc.	67,200	317,778
Mizuho Financial Group, Inc.	67,200	112,652
Resona Holdings, Inc.	8,400	34,363
Shinsei Bank Ltd.	84,000	100,882
Shizuoka Bank Ltd./The	56,000	573,066
Sumitomo Mitsui Financial Group, Inc.	8,400	274,483
Sumitomo Mitsui Trust Holdings, Inc.	84,000	248,001
		2,607,694
Commercial Services & Supplies - 2.1%
Dai Nippon Printing Co., Ltd.	56,000	435,053
Secom Co., Ltd.	67,200	3,064,290
Toppan Printing Co., Ltd.	56,000	371,302
		3,870,645
Computers & Peripherals - 0.4%
Fujitsu Ltd.	56,000	265,516
NEC Corp.*	84,000	129,255
Toshiba Corp.	84,000	315,256
		710,027

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Construction & Engineering - 2.4%
Chiyoda Corp.	56,000	$678,851
COMSYS Holdings Corp.	67,200	785,198
JGC Corp.	69,000	1,981,047
Kajima Corp.	84,000	244,849
Obayashi Corp.	56,000	244,499
Shimizu Corp.	84,000	290,036
Taisei Corp.	84,000	223,832
		4,448,312
Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	84,000	276,375
Taiheiyo Cement Corp.	84,000	191,255
		467,630
Consumer Finance - 0.8%
Credit Saison Co., Ltd.	67,200	1,477,080

Containers & Packaging - 0.4%
Toyo Seikan Kaisha Ltd.	67,200	806,215

Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp.	8,400	388,816

Electric Utilities - 0.1%
Chubu Electric Power Co., Inc.	8,400	135,980
Kansai Electric Power Co., Inc./The	8,400	100,357
Tokyo Electric Power Co., Inc.*	8,400	16,183
		252,520
Electrical Equipment - 1.1%
Fuji Electric Co., Ltd.	84,000	202,815
Fujikura Ltd.	56,000	165,334
Furukawa Electric Co., Ltd.	56,000	131,006
GS Yuasa Corp.(a)	56,000	253,606
Mitsubishi Electric Corp.	56,000	462,376
Sumitomo Electric Industries Ltd.	67,200	826,392
		2,041,529
Electronic Equipment, Instruments & Components - 7.5%
Alps Electric Co., Ltd.	67,200	468,260
Citizen Holdings Co., Ltd.	67,200	390,077
FUJIFILM Holdings Corp.	67,200	1,259,343
Hitachi Ltd.	84,000	511,766
Kyocera Corp.	67,200	5,741,865
Mitsumi Electric Co., Ltd.*	67,200	470,782
Nippon Electric Glass Co., Ltd.	112,000	658,535
Oki Electric Industry Co., Ltd.*	84,000	134,509
Taiyo Yuden Co., Ltd.(a)	64,400	623,577
TDK Corp.	67,200	2,690,186
Yaskawa Electric Corp.	56,000	420,342
Yokogawa Electric Corp.	67,200	687,679
		14,056,921
Food & Staples Retailing - 1.9%
Aeon Co., Ltd.(a)	67,200	833,958
Seven & I Holdings Co., Ltd.	67,200	2,015,117
UNY Co., Ltd.	67,200	732,235
		3,581,310
Food Products - 2.4%
Ajinomoto Co., Inc.	56,000	775,530
Kikkoman Corp.	56,000	689,360
Maruha Nichiro Holdings, Inc.	84,000	132,408
MEIJI Holdings Co., Ltd.	8,400	384,087
Nichirei Corp.	84,000	410,884
Nippon Meat Packers, Inc.	84,000	1,106,549
Nippon Suisan Kaisha Ltd.	67,200	181,588
Nisshin Seifun Group, Inc.	70,000	815,287
		4,495,693
Gas Utilities - 0.4%
Osaka Gas Co., Ltd.	84,000	350,985
Tokyo Gas Co., Ltd.	84,000	427,698
		778,683
Health Care Equipment & Supplies - 2.0%
Olympus Corp.*	67,200	1,082,800
Terumo Corp.	67,200	2,740,626
		3,823,426
Hotels, Restaurants & Leisure - 0.1%
Tokyo Dome Corp.*	84,000	248,001

Household Durables - 1.6%
Casio Computer Co., Ltd.(a)	67,200	436,314
Panasonic Corp.	67,200	540,559
Pioneer Corp.*	67,200	234,551
Sekisui House Ltd.	56,000	524,026
Sharp Corp.	56,000	281,629

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Sony Corp.	67,200	$944,087
		2,961,166
Industrial Conglomerates - 0.2%
Nisshinbo Holdings, Inc.	56,000	424,545

Insurance - 1.2%
Dai-ichi Life Insurance Co., Ltd./The	84	95,838
MS&AD Insurance Group Holdings	19,600	339,110
NKSJ Holdings, Inc.	14,000	294,940
Sony Financial Holdings, Inc.	28,000	453,268
T&D Holdings, Inc.	14,000	147,645
Tokio Marine Holdings, Inc.	33,600	834,798
		2,165,599
Internet Software & Services - 0.0%†
Yahoo Japan Corp.	280	90,093

IT Services - 1.1%
NTT Data Corp.	672	2,045,382

Leisure Equipment & Products - 1.4%
Nikon Corp.	67,200	2,019,321
Yamaha Corp.	67,200	685,156
		2,704,477
Machinery - 10.4%
Amada Co., Ltd.	56,000	327,866
Ebara Corp.	56,000	214,374
FANUC Corp.	67,200	10,886,846
Furukawa Co., Ltd.*	84,000	74,611
Hino Motors Ltd.	56,000	400,726
Hitachi Construction Machinery Co., Ltd.(a)	67,200	1,247,574
Hitachi Zosen Corp.	70,000	84,944
IHI Corp.	84,000	177,594
Japan Steel Works Ltd./The	84,000	459,223
JTEKT Corp.	67,200	685,997
Kawasaki Heavy Industries Ltd.	84,000	226,984
Komatsu Ltd.	67,200	1,578,803
Kubota Corp.	56,000	511,416
Meidensha Corp.	56,000	209,470
Minebea Co., Ltd.	56,000	219,979
Mitsubishi Heavy Industries Ltd.	84,000	338,375
Mitsui Engineering & Shipbuilding Co., Ltd.	84,000	119,797
NGK Insulators Ltd.	56,000	611,597
NSK Ltd.	56,000	357,290
NTN Corp.	56,000	173,741
OKUMA Corp.	56,000	374,104
Sumitomo Heavy Industries Ltd.	56,000	248,702
		19,530,013
Marine - 0.3%
Kawasaki Kisen Kaisha Ltd.*(a)	56,000	109,289
Mitsui OSK Lines Ltd.	56,000	198,962
Nippon Yusen KK	84,000	219,628
		527,879
Media - 1.1%
Dentsu, Inc.	67,200	1,973,924
SKY Perfect JSAT Holdings, Inc.	56	25,080
Toho Co., Ltd.	8,400	144,493
		2,143,497
Metals & Mining - 1.4%
Dowa Holdings Co., Ltd.	56,000	343,979
JFE Holdings, Inc.	8,400	138,503
Kobe Steel Ltd.	84,000	99,831
Mitsubishi Materials Corp.	84,000	240,645
Mitsui Mining & Smelting Co., Ltd.	84,000	181,798
Nippon Light Metal Co., Ltd.	84,000	107,187
Nippon Steel Corp.	84,000	188,103
Nisshin Steel Co., Ltd.	84,000	116,645
Pacific Metals Co., Ltd.	56,000	227,685
Sumitomo Metal Industries Ltd.	84,000	136,611
Sumitomo Metal Mining Co., Ltd.	56,000	624,207
Toho Zinc Co., Ltd.	56,000	218,578
		2,623,772
Multiline Retail - 1.0%
Isetan Mitsukoshi Holdings Ltd.	67,200	707,855
J Front Retailing Co., Ltd.	56,000	279,527
Marui Group Co., Ltd.	67,200	509,454
Takashimaya Co., Ltd.	56,000	427,347
		1,924,183
Office Electronics - 2.6%
Canon, Inc.	98,000	3,880,278
Konica Minolta Holdings, Inc.	70,000	545,568

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Ricoh Co., Ltd.(a)	56,000	$466,579
		4,892,425
Oil, Gas & Consumable Fuels - 0.6%
Inpex Corp.	56	311,403
JX Holdings, Inc.	67,200	342,999
Showa Shell Sekiyu KK(a)	67,200	408,572
		1,062,974
Paper & Forest Products - 0.4%
Hokuetsu Kishu Paper Co., Ltd.	70,000	373,929
Mitsubishi Paper Mills Ltd.*	84,000	83,017
Nippon Paper Group, Inc.(a)	8,400	132,828
OJI Paper Co., Ltd.	56,000	213,674
		803,448
Personal Products - 1.5%
Kao Corp.	67,200	1,844,459
Shiseido Co., Ltd.	67,200	1,055,057
		2,899,516
Pharmaceuticals - 7.1%
Astellas Pharma, Inc.	67,200	2,912,967
Chugai Pharmaceutical Co., Ltd.(a)	67,200	1,266,909
Daiichi Sankyo Co., Ltd.	67,200	1,125,674
Dainippon Sumitomo Pharma Co., Ltd.	67,200	681,794
Eisai Co., Ltd.	67,200	2,933,984
Kyowa Hakko Kirin Co., Ltd.	56,000	572,365
Shionogi & Co., Ltd.	67,200	907,938
Takeda Pharmaceutical Co., Ltd.	67,200	3,039,069
		13,440,700
Real Estate Management & Development - 3.2%
Daiwa House Industry Co., Ltd.	56,000	789,542
Heiwa Real Estate Co., Ltd.	70,000	162,007
Mitsubishi Estate Co., Ltd.	56,000	993,407
Mitsui Fudosan Co., Ltd.	84,000	1,607,806
Sumitomo Realty & Development Co., Ltd.	84,000	2,039,707
Tokyo Tatemono Co., Ltd.*	56,000	208,069
Tokyu Land Corp.	56,000	274,623
		6,075,161
Road & Rail - 1.9%
Central Japan Railway Co.	56	439,257
East Japan Railway Co.	5,600	350,285
Keio Corp.	56,000	404,228
Keisei Electric Railway Co., Ltd.	56,000	470,783
Nippon Express Co., Ltd.	84,000	344,680
Odakyu Electric Railway Co., Ltd.	56,000	554,851
Tobu Railway Co., Ltd.	56,000	293,538
Tokyu Corp.	84,000	394,070
West Japan Railway Co.	8,400	344,680
		3,596,372
Semiconductors & Semiconductor Equipment - 3.0%
Advantest Corp.	131,600	2,026,642
Dainippon Screen Manufacturing Co., Ltd.	56,000	404,929
Sumco Corp.*	8,400	75,136
Tokyo Electron Ltd.	67,200	3,106,324
		5,613,031
Software - 1.8%
Konami Corp.(a)	67,200	1,506,504
Trend Micro, Inc.	67,200	1,966,358
		3,472,862
Specialty Retail - 7.1%
Fast Retailing Co., Ltd.	67,200	13,350,047

Textiles, Apparel & Luxury Goods - 0.1%
Toyobo Co., Ltd.	84,000	115,594
Unitika Ltd.*	84,000	45,187
		160,781
Tobacco - 1.1%
Japan Tobacco, Inc.	67,200	1,984,853

Trading Companies & Distributors - 3.0%
ITOCHU Corp.	67,200	699,448
Marubeni Corp.	56,000	368,499
Mitsubishi Corp.	67,200	1,341,730
Mitsui & Co., Ltd.	67,200	986,962
Sojitz Corp.	5,600	9,178
Sumitomo Corp.	67,200	931,477
Toyota Tsusho Corp.	67,200	1,270,272
		5,607,566
Transportation Infrastructure - 0.3%
Mitsubishi Logistics Corp.	56,000	586,376

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services - 6.3%
KDDI Corp.	672	$4,312,704
NTT DoCoMo, Inc.	84	139,448
Softbank Corp.	198,800	7,344,172
		11,796,324
Total Common Stocks
(Cost $201,261,815)		187,363,570
	Principal Amount
Repurchase Agreement - 2.0%
Goldman Sachs & Co., 0.17%, dated 06/29/12, due 07/02/12, repurchased price $3,709,453, collateralized by U.S. Government Agency Mortgage Securities, ranging from 0.00% - 14.00%, maturing 03/15/13 - 06/15/42; total market value $3,783,588(b)	$3,709,400	3,709,400
Total Repurchase Agreement (Cost $3,709,400)		3,709,400
Total Investment Securities
(Cost $204,971,215) — 101.4%		191,072,970
Liabilities in excess of other assets — (1.4%)		(2,656,715)
Net Assets — 100.0%		$188,416,255

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at June 30, 2012. The total value of securities on loan was $5,796,346, which was collateralized by a repurchase agreement with a value of $3,709,400 and $2,528,838 of collateral in the form of securities such as obligations of other foreign countries.
(b)	The security was purchased with cash collateral held from securities on loan at June 30, 2012. The total value of securities purchased was $3,709,400.

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$4,641,868
Aggregate gross unrealized depreciation	(18,540,587)
Net unrealized depreciation	$(13,898,719)
Federal income tax cost of investments	$204,971,689

Futures Contracts Purchased

MAXIS SM Nikkei 225 Index Fund had the following open long futures contracts as of June 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

SGX Mini Nikkei 225 Futures Contracts	21	09/13/12	$1,178,927	$79,496

Cash collateral in the amount of $125,432 was pledged to cover margin requirements for open futures contracts as of June 30, 2012.

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments
June 30, 2012 (Unaudited)

1.	Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXISSM Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s objective will be achieved.

2.	Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its net asset value. Accordingly, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
June 30, 2012 (Unaudited)

(2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2012, for the Fund based upon the three levels defined above:

	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Total
	Common Stocks	Futures Contracts	Repurchase Agreements	Investment Securities	Futures Contracts

MAXISSM Nikkei 225 Index Fund	$187,363,570	$79,496	$3,709,400	$191,072,970	$79,496

For the period ended June 30, 2012, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1 and Level 2 for the period ending June 30, 2012.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other that U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting in changes in exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains the Fund’s cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
June 30, 2012 (Unaudited)

the Fund or the borrower. The Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

3.	Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
June 30, 2012 (Unaudited)

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan. The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk. The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk. Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the Japanese Yen depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:	/s/ Daniel J. McCabe

Daniel J. McCabe
President and Principal Executive Officer
August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel J. McCabe

Daniel J. McCabe
President and Principal Executive Officer
August 22, 2012

By:	/s/ Brent Arvidson

Brent Arvidson
Treasurer and Principal Financial Officer
August 22, 2012